United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

690 Taylor Road, Suite 210 Gahanna, OH 43230

(Address of principal executive offices) (Zip code)

Foreside Management Services, LLC, 690 Taylor Road, Suite 210 Gahanna, OH 43230

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 247-9780 – Austin Atlantic Funds

     (800) 701-9502 – AAMA Funds

Date of fiscal year end:     June 30

Date of reporting period:     December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

AAMA Equity Fund

Ticker: AMFEX

AAMA Income Fund

Ticker: AMFIX

Semi-Annual Report

December 31, 2023
(Unaudited)

AAMA Funds
Letter To Shareholders (Unaudited)	February 6, 2024

Dear Fellow Shareholder

The financial markets over the last two years have been tumultuous. Stocks and bonds experienced extreme price swings as inflation and Federal Reserve (the Fed) policy drove rapidly changing perceptions of values, risks, and economic prospects. Over the two-year period, the CPI rose 8.9% while average hourly earnings rose 7.8%, leaving the average consumer a bit behind in meeting higher living expenses.

The tumult in the securities markets was most pronounced in long-term Treasury bonds, which finished the two-year period with a 29% loss. The “magnificent seven” technology stocks initially lost 45% only to finish with a two-year gain of 14%. Broader market indicators were less volatile with T-Bills returning 6.4%. The Bloomberg Aggregate Bond Index returned -8.1% and the average S&P 500 stock returned 0.5% over the period. Overall, T-Bills provided the best return compared to the group of broad market indices.

The magnificent seven stocks that have provided a significant portion of recent stock market gains include Amazon, Apple, Google, Meta, Microsoft, Nvidia, and Tesla.

The 1960 film, “The Magnificent Seven”, starred five actors with an average age of 34 — Brynner, McQueen, Bronson, Vaughn, and Coburn. All have since passed away. Actors and companies rise and fall over time, and none are invincible.

The economy followed our script of “no recession in 2023”. Our position a year ago was contrary to the consensus of mainstream economists who were calling for a recession starting by mid-year. Most of the traditional indicators that precede a recession have been wrong thus far – some experiencing their first false signal. Today, the traditional indicators are still pointing to a recession, but mainstream economists have now adopted the Federal Reserve narrative of a soft landing with expectations of a reversal of the traditional recession indicators.

While we are not as steadfast as we were a year ago with a “no recession next year” position, the same factors that have supported our constructive view of the U.S. economy remain in place. The labor market is tight, fiscal deficits are stimulative, and monetary/liquidity measures still carry excesses from the last 13 years of easy money policies. If we are correct about the economy, the recently adopted expectation for six rate cuts next year seems overly optimistic.

AAMA Funds
Letter To Shareholders (Unaudited) (Continued)

The markets seem to have adopted the optimistic view based on assumed intelligence at the Federal Reserve. This is the same “intelligence” that delayed recognition of the inflation problem for a year and remained hawkish until mid-December. Suddenly, we’ve seen an about face. There is room for disappointment if expectations for rate cuts do not materialize. While the rate of inflation has been cooling, firm economic conditions run counter to expectations that the Federal Reserve can claim victory over inflationary forces.

Our core position on monetary policy and the economy is unchanged. If the Federal Reserve is indeed steadfast in their stated goal of 2% targeted inflation, there will be significant collateral damage to the economy and the markets. However, if we do see a “pivot” in Fed policy as has been widely accepted, the real impacts will be determined largely by the size and timing of any cuts.

We invite you to read the Equity and Income Fund Portfolio letters which provide additional details on the positioning of both Funds and our analysis of the equity and fixed income markets. We appreciate your investment in our Funds and encourage you to continue to work with your Financial Advisor in allocating your portfolio to potentially achieve your long-term investment goals and objectives, and dreams.

Sincerely,

Robert D. Baker	Philip A. Voelker
Co-Portfolio Managers

Gross domestic product (GDP) is the total monetary or market value of all the finished goods and services produced within a country’s borders in specific time period.

AAMA Funds are distributed by Foreside Financial Services, LLC. Advanced Asset Management Advisors, Inc. is the investment adviser to the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. For additional information about the Funds, including fees, expenses, and risks, view our prospectus online at www.aamafunds.com or call 800-701-9502.

Read the prospectus carefully before you invest or send money.

Investing involves risk, including the potential loss of principal.

AAMA Equity Fund
Management Discussion of Fund Performance
December 31, 2023 (Unaudited)

The AAMA Equity Fund returned 5.70% for the six months ended December 31, 2023. This may be compared to the S&P 500® Index return of 8.04% and the S&P 500® Equal Weight Index return of 6.39%. The S&P Midcap 400® and SmallCap 600® indices returned 6.98% and 9.45%, respectively.

The difference between the capitalization weighted index and the equal weighted index is continued evidence of the concentration of performance among S&P 500® constituents. In fact, the largest 10 companies (by capitalization) now represent approximately 30% of the market value of the index. This statistic has historically ranged between 17% and 25% with the prior peak of 27% occurring during the technology-led stock market bubble that peaked in 2000. Today’s large technology companies have developed more stable earnings when compared to 23 years ago, yet valuations are stretched across the market leaders.

Broad market valuations remain elevated as the stock market has been supported by optimism for Federal Reserve rate cuts and an economic “soft landing”. Index level operating earnings for the S&P 500® have gained a modest 4% year-over-year for the last six months which represent less than half the rate expected as recently as six months ago. Forecasts are always subject to revisions, but earnings are expected to accelerate in the last half of 2024. Earnings growth expectations vary widely for the different economic sectors of the market. The AAMA Equity Fund continues to maintain a balanced portfolio invested primarily in large cap companies. The Fund’s sector exposures include selected technology companies and targeted positions in the Health Care and Consumer Staples sectors. Both Health Care and Consumer Staples lagged the stock market rally over the last quarter of the year but still represent less volatile price history and earnings flows.

The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Small and mid-capitalization companies may have limited product lines, markets and management groups.

The S&P 500® Index is an unmanaged index, generally representative of the U.S. Stock Market as a whole.

The S&P MidCap 400® Index measures the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.

The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The Index is designed to track companies that meet specific inclusion criteria to ensure they are liquid and financially viable.

The S&P 500® Equal Weight Index is the equal-weight version of the S&P 500®. It includes the same constituents, but each company is allocated a fixed weight of 0.2% of the Index total.

Indexes are unmanaged, do not reflect fees or expenses and an investor cannot invest directly in an index.

Sectors and allocations are subject to change. Past performance does not guarantee future results.

AAMA Equity Fund Schedule of Portfolio Investments December 31, 2023 (Unaudited)
COMMON STOCKS — 66.7%	Shares	Fair Value
AEROSPACE & DEFENSE - 1.0%
RTX Corporation	46,696	$3,929,002

BANKING — 1.6%
JPMorgan Chase & Company	37,400	6,361,740

BEVERAGES — 1.1%
PepsiCo, Inc.	26,400	4,483,776

BIOTECH & PHARMA — 5.1%
Amgen, Inc.	15,000	4,320,300
Bristol - Myers Squibb Company	94,000	4,823,140
Johnson & Johnson	48,000	7,523,520
Pfizer, Inc.	141,500	4,073,785
		20,740,745
CONTAINERS & PACKAGING — 0.5%
Ball Corporation	37,000	2,128,240

DIVERSIFIED INDUSTRIALS — 1.9%
Emerson Electric Company	78,400	7,630,672

E-COMMERCE DISCRETIONARY — 2.0%
Amazon.com, Inc. (a)	54,000	8,204,760

ELECTRIC UTILITIES — 0.9%
Constellation Energy Corporation	10,000	1,168,900
Exelon Corporation	30,000	1,077,000
Public Service Enterprise Group, Inc.	25,000	1,528,750
		3,774,650
ENGINEERING & CONSTRUCTION — 0.9%
Quanta Services, Inc.	16,100	3,474,380

FOOD — 0.7%
Conagra Brands, Inc.	106,000	3,037,960

HEALTH CARE FACILITIES & SERVICES — 2.5%
UnitedHealth Group, Inc.	19,400	10,213,518

See accompanying notes to financial statements.

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
COMMON STOCKS — 66.7% (Continued)	Shares	Fair Value
HOUSEHOLD PRODUCTS — 1.1%
Procter & Gamble Company (The)	29,400	$4,308,276

INDUSTRIAL SUPPORT SERVICES — 2.5%
Fastenal Company	30,000	1,943,100
Grainger (W.W.), Inc.	10,100	8,369,769
		10,312,869
INTERNET MEDIA & SERVICES — 2.3%
Alphabet, Inc. - Class A (a)	68,000	9,498,920

LEISURE FACILITIES & SERVICES — 1.6%
Starbucks Corporation	70,000	6,720,700

MEDICAL EQUIPMENT & DEVICES — 1.2%
Medtronic plc	59,100	4,868,658

METALS & MINING — 2.6%
Freeport-McMoRan, Inc.	250,000	10,642,500

OIL & GAS PRODUCERS — 3.9%
Chevron Corporation	46,500	6,935,940
Exxon Mobil Corporation	92,000	9,198,160
		16,134,100
RETAIL - CONSUMER STAPLES — 2.6%
Kroger Company (The)	102,500	4,685,275
Walmart, Inc.	36,600	5,769,990
		10,455,265
RETAIL - DISCRETIONARY — 1.4%
Home Depot, Inc. (The)	17,000	5,891,350

SEMICONDUCTORS — 8.9%
Applied Materials, Inc.	93,800	15,202,166
Intel Corporation	168,300	8,457,075
QUALCOMM, Inc.	50,900	7,361,667
Texas Instruments, Inc.	31,700	5,403,582
		36,424,490

See accompanying notes to financial statements.

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
COMMON STOCKS — 66.7% (Continued)	Shares	Fair Value
SOFTWARE — 4.9%
Adobe, Inc. (a)	13,200	$7,875,120
Microsoft Corporation	32,500	12,221,300
		20,096,420
TECHNOLOGY HARDWARE — 4.8%
Apple, Inc.	47,200	9,087,416
Cisco Systems, Inc.	131,600	6,648,432
Corning, Inc.	134,800	4,104,660
		19,840,508
TECHNOLOGY SERVICES — 3.5%
Mastercard, Inc. - Class A	11,100	4,734,261
Visa, Inc. - Class A	37,400	9,737,090
		14,471,351
TELECOMMUNICATIONS — 4.4%
T-Mobile US, Inc.	73,815	11,834,759
Verizon Communications, Inc.	168,100	6,337,370
		18,172,129
TRANSPORTATION & LOGISTICS — 2.8%
Norfolk Southern Corporation	14,200	3,356,596
Union Pacific Corporation	19,800	4,863,276
United Parcel Service, Inc. - Class B	20,000	3,144,600
		11,364,472

TOTAL COMMON STOCKS (Cost $153,912,503)		$273,181,451

EXCHANGE-TRADED FUNDS — 28.0%	Shares	Fair Value
iShares Core S&P 500 ETF	69,200	$33,051,996
iShares Core S&P U.S. Growth ETF	119,600	12,450,360
Schwab U.S. Large-Cap ETF	563,400	31,775,760
Vanguard S&P 500 ETF	85,600	37,390,080
TOTAL EXCHANGE-TRADED FUNDS (Cost $57,845,627)		$114,668,196

See accompanying notes to financial statements.

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
MONEY MARKET FUNDS — 5.6%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 5.20% (b) (Cost $22,943,173)	22,943,173	$22,943,173

TOTAL INVESTMENTS (Cost $234,701,303) — 100.3%		$410,792,820

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3%)		(1,058,150)

NET ASSETS — 100.0%		$409,734,670

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2023.
plc - Public Liability Company

Security Allocation (Percentage of Net Assets)
Common Stocks	66.7%
Exchange-Traded Funds	28.0%
Cash Equivalents*	5.3%
Total	100.0%

*	Includes Liabilities in Excess of Other Assets
See accompanying notes to financial statements.

AAMA Income Fund
Management Discussion of Fund Performance
December 31, 2023 (Unaudited)

The AAMA Income Fund returned 2.51% over the last six months. This may be compared to the Bloomberg U.S. Aggregate Bond Index return of 3.37%. The Bloomberg 1-5 Year U.S. Government/Credit Index returned 3.66%.

Bond market returns over the six months appear tame on the surface. However, volatility continued in the market with the Bloomberg U.S. Long Treasury Index declining 11.8% in the third quarter and gaining 12.7% in the fourth quarter. Volatility over the last two quarters is not unlike that experienced over the last two years. The two-year result still leaves the long-term investment grade and Treasury bond investors with significant losses.

Long-term interest rates have traded along with the expected trend of short-term rates, as if whatever the Federal Reserve decides on short rates will automatically translate to longer term rates. This is a notion that is likely biased towards the correlation experienced during the 13 years of interest rate repression between 2009 and 2022, which we do not expect to continue. Our expectations for the fixed income markets have been for a gradual flattening of the yield curve with short rates falling modestly and long rates flat to rising as markets start to price in an inflation rate that is above the Fed’s 2% target. The immediate trend of short-term yields will depend heavily on Federal Reserve policy as the trend of inflation indicators develops over the next six months.

The inflation rate has declined but not to the Federal Reserve’s stated target of 2%. We expect longer term yields to gradually trend towards a historically-based real yield of +2.25% to +2.50% above inflation on the ten year Treasury. If one were to add the real yield to our expected inflation rate of 2.50% to 3.00%, the expected nominal yield on the ten year would fall between 4.75% and 5.50%.

The AAMA Income Fund remains in a high-quality, short-maturity portfolio with an average maturity of 2.2 years. This portfolio structure has provided significantly less volatility than longer-term portfolios over the last two years.

When the Fund invests in fixed income securities including corporate bonds, the value of the Fund will fluctuate with changes in interest rates. When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value.

The Consumer Price Index (CPI) measures the monthly change in prices paid by U.S. consumers.

The Bloomberg U.S. Aggregate Bond Index covers taxable corporate bonds, Treasury bonds, asset-backed securities and municipal bonds.

The Bloomberg U.S. Long Treasury Index consists of U.S. dollar-denominated, fixed rate nominal debt issued by the U.S. Treasury with maturities of 10 years or more.

AAMA Income Fund
Management Discussion of Fund Performance
December 31, 2023 (Unaudited) (Continued)

The Bloomberg 1-5 Year U.S. Government/Credit Index is a broad-based benchmark that measures the non-securitized component of the Bloomberg U.S. Aggregate Index. It includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities that have a remaining maturity of greater than or equal to one year and less than five years.

Indexes are unmanaged, do not reflect fees or expenses and an investor cannot invest directly in an index.

Sectors and allocations are subject to change. Past performance does not guarantee future results.

AAMA Income Fund Schedule of Portfolio Investments December 31, 2023 (Unaudited)
EXCHANGE-TRADED FUNDS — 9.8%	Shares	Fair Value
Vanguard Mortgage-Backed Securities ETF (Cost $15,309,382)	283,000	$13,119,880

MUNICIPAL BONDS — 0.9%	Coupon	Maturity	Principal Amount	Fair Value
City of Powell, Ohio, Various Purpose Ltd., GO Bond, Series 2021, (Cost $1,357,821)	2.000%	12/01/26	$1,320,000	$1,238,526

U.S. GOVERNMENT AGENCIES — 29.9%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL FARM CREDIT BANK — 3.6%
Federal Farm Credit Bank	1.750%	02/25/25	$5,000,000	$4,838,859

FEDERAL HOME LOAN BANK — 10.6%
Federal Home Loan Bank	2.750%	12/13/24	5,000,000	4,904,536
Federal Home Loan Bank	1.750%	09/12/25	5,000,000	4,783,647
Federal Home Loan Bank	1.650%	11/24/28	5,000,000	4,448,064
				14,136,247
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 15.7%
Federal National Mortgage Association	0.625%	04/22/25	5,000,000	4,753,899
Federal National Mortgage Association	2.125%	04/24/26	11,454,000	10,944,360
Federal National Mortgage Association	0.750%	10/08/27	5,957,000	5,288,639
				20,986,898
TOTAL U.S. GOVERNMENT AGENCIES (Cost $42,537,389)				$39,962,004

See accompanying notes to financial statements.

AAMA Income Fund Schedule of Portfolio Investments (Continued)
U.S. TREASURY OBLIGATIONS — 25.2%	Coupon	Maturity	Principal Amount	Fair Value
U.S. Treasury Notes	2.125%	02/29/24	$5,000,000	$4,974,352
U.S. Treasury Notes	2.500%	05/15/24	6,000,000	5,941,406
U.S. Treasury Notes	1.875%	08/31/24	5,000,000	4,897,656
U.S. Treasury Notes	0.500%	04/30/27	10,000,000	8,926,172
U.S. Treasury Notes	1.125%	02/29/28	10,000,000	8,939,063
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,792,766)				$33,678,649

MONEY MARKET FUNDS — 33.9%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 5.20% (a) (Cost $45,374,731)	45,374,731	$45,374,731

TOTAL INVESTMENTS (Cost $140,372,089) — 99.7%		$133,373,790

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		336,488

NET ASSETS — 100.0%		$133,710,278

(a)	The rate shown is the 7-day effective yield as of December 31, 2023.

Security Allocation (Percentage of Net Assets)
U.S. Government Agencies	29.9%
U.S. Treasury Obligations	25.2%
Exchange-Traded Funds	9.8%
Municipal Bonds	0.9%
Cash Equivalents*	34.2%
Total	100.0%

*	Includes Other Assets in Excess of Liabilities
See accompanying notes to financial statements.

AAMA Funds Statements of Assets and Liabilities December 31, 2023 (Unaudited)
	AAMA Equity Fund	AAMA Income Fund
ASSETS
Investments in securities:
At cost	$234,701,303	$140,372,089
At value	$410,792,820	$133,373,790
Receivable for capital shares sold	119,849	50,729
Dividends and interest receivable	202,277	475,578
Other assets	15,507	11,478
TOTAL ASSETS	411,130,453	133,911,575

LIABILITIES
Payable for capital shares redeemed	981,486	101,378
Payable to Adviser (Note 4)	343,830	71,666
Payable to administrator (Note 4)	20,225	6,728
Payable to Ultimus (Note 4)	9,067	5,975
Accrued Trustee fees (Note 7)	3,752	1,248
Other accrued expenses	37,423	14,302
TOTAL LIABILITIES	1,395,783	201,297

NET ASSETS	$409,734,670	$133,710,278

Net assest consist of:
Paid-in capital	$222,154,960	$142,337,201
Accumulated earnings (deficit)	187,579,710	(8,626,923)
Net assets	$409,734,670	$133,710,278

Shares of beneficial interest outstanding (unlimited number of shares authorized)	24,376,633	5,650,556

Net asset value, offering price and redemption price per share	$16.81	$23.66

See accompanying notes to financial statements.

AAMA Funds Statements of Operations Six Months Ended December 31, 2023 (Unaudited)
	AAMA Equity Fund	AAMA Income Fund
INVESTMENT INCOME
Dividends	$4,135,805	$1,306,329
Interest	—	646,370
TOTAL INVESTMENT INCOME	4,135,805	1,952,699

EXPENSES
Management fees (Note 4)	2,021,361	519,783
Administration fees (Note 4)	119,326	40,651
Fund accounting fees (Note 4)	40,573	23,875
Registration and filing fees	21,121	17,849
Trustees’ fees and expenses (Note 4)	24,245	8,314
Legal fees	22,808	8,091
Insurance expense	19,157	6,000
Transfer agent fees (Note 4)	11,250	11,250
Custodian and bank service fees	15,178	5,896
Audit and tax services fees	6,009	14,548
Shareholder reporting expenses	3,610	2,125
Other expenses	5,414	5,892
TOTAL EXPENSES	2,310,052	664,274
Less fees voluntarily waived by the Adviser (Note 4)	—	(89,463)
NET EXPENSES	2,310,052	574,811

NET INVESTMENT INCOME	1,825,753	1,377,888

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on investment transactions	11,489,015	(728,649)
Net change in unrealized appreciation (depreciation) on investments	8,709,326	2,728,178
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	20,198,341	1,999,529

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,024,094	$3,377,417

See accompanying notes to financial statements.

AAMA Equity Fund Statements of Changes in Net Assets
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
FROM OPERATIONS
Net investment income	$1,825,753	$3,514,817
Net realized gains on investment transactions	11,489,015	—
Net change in unrealized appreciation (depreciation) on investments	8,709,326	46,394,556
Net increase in net assets resulting from operations	22,024,094	49,909,373

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(3,746,178)	(17,561,517)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	28,853,927	61,349,782
Net asset value of shares issued in reinvestment of distributions to shareholders	3,729,615	17,527,410
Payments for shares redeemed	(53,972,222)	(82,814,841)
Net decrease in net assets from capital share transactions	(21,388,680)	(3,937,649)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,110,764)	28,410,207

NET ASSETS
Beginning of period	412,845,434	384,435,227
End of period	$409,734,670	$412,845,434

CAPITAL SHARE ACTIVITY
Shares sold	1,800,151	4,048,605
Shares reinvested	221,473	1,210,456
Shares redeemed	(3,364,163)	(5,465,034)
Net decrease in shares outstanding	(1,342,539)	(205,973)
Shares outstanding, beginning of period	25,719,172	25,925,145
Shares outstanding, end of period	24,376,633	25,719,172

See accompanying notes to financial statements.

AAMA Income Fund Statement of Changes in Net Assets
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
FROM OPERATIONS
Net investment income	$1,377,888	$1,739,785
Net realized losses on investment transactions	(728,649)	—
Net change in unrealized appreciation (depreciation) on investments	2,728,178	(2,213,026)
Net increase (decrease) in net assets resulting from operations	3,377,417	(473,241)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(1,403,871)	(1,738,802)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,565,434	21,428,724
Net asset value of shares issued in reinvestment of distributions to shareholders	1,401,456	1,736,403
Payments for shares redeemed	(18,824,712)	(27,824,723)
Net decrease in net assets from capital share transactions	(10,857,822)	(4,659,596)

TOTAL DECREASE IN NET ASSETS	(8,884,276)	(6,871,639)

NET ASSETS
Beginning of period	142,594,554	149,466,193
End of period	$133,710,278	$142,594,554

CAPITAL SHARE ACTIVITY
Shares sold	281,431	916,106
Shares reinvested	59,969	74,467
Shares redeemed	(806,527)	(1,190,614)
Net decrease in shares outstanding	(465,127)	(200,041)
Shares outstanding, beginning of period	6,115,683	6,315,724
Shares outstanding, end of period	5,650,556	6,115,683

See accompanying notes to financial statements.

AAMA Equity Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2023 (Unaudited)		Year Ended June 30, 2023	Year Ended June 30, 2022		Year Ended June 30, 2021		Year Ended June 30, 2020	Year Ended June 30, 2019
Net asset value at beginning of period	$16.05		$14.83	$16.26		$12.22		$11.91	$11.24

Income (loss) from investment operations:
Net investment income (a)	0.08		0.14	0.06		0.05		0.08	0.10
Net realized and unrealized gains (losses) on investments	0.83		1.77	(1.45)		4.05		0.33	0.66
Total from investment operations	0.91		1.91	(1.39)		4.10		0.41	0.76

Less distributions from:
Net investment income	(0.15)		(0.10)	(0.04)		(0.06)		(0.10)	(0.09)
Net realized gains	—		(0.59)	—		—		—	—
Total distributions	(0.15)		(0.69)	(0.04)		(0.06)		(0.10)	(0.09)

Net asset value at end of period	$16.81		$16.05	$14.83		$16.26		$12.22	$11.91

Total return (b)	5.70	%(c)	13.43%	(8.59%)		33.64%		3.41%	6.85%

Net assets at end of period (000’s)	$409,735		$412,845	$384,435		$433,437		$358,993	$335,611

Ratio of total expenses to average net assets (d)	1.14	%(e)	1.14%	1.15%		1.16%		1.18%	1.18%
Ratio of net expenses to average net assets (d)	1.14	%(e)	1.14%	1.15	%(f)(g)	1.16%		1.18%	0.99	%(f)
Ratio of net investment income to average net assets (a)(d)	0.90	%(e)	0.90%	0.34	%(f)(g)	0.33%		0.67%	0.90	%(f)
Portfolio turnover rate	0	%(c)	0%	5%		0	%(h)	22%	20%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends and distributions by the underlying investment companies in which the Fund invests.

AAMA Equity Fund
Financial Highlights (Continued)

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and/or administrator had not reduced fees for the years ended June 30, 2022 and 2019.

(c)	Not annualized.
(d)	The ratios of income and expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.
(e)	Annualized.
(f)	Ratio was determined after fee reductions.
(g)	The impact of the voluntary fee waiver by the administrator for the year ended June 30, 2022 was less than 0.005%.
(h)	Percentage rounds to less than 1%.

See accompanying notes to financial statements.

AAMA Income Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2023 (Unaudited)		Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019
Net asset value at beginning of period	$23.32		$23.67	$25.22	$25.58	$25.06	$24.66

Income (loss) from investment operations:
Net investment income (a)	0.24		0.28	0.14	0.17	0.27	0.33
Net realized and unrealized gains (losses) on investments	0.34		(0.35)	(1.54)	(0.37)	0.52	0.40
Total from investment operations	0.58		(0.07)	(1.40)	(0.20)	0.79	0.73

Less distributions from:
Net investment income	(0.24)		(0.28)	(0.15)	(0.16)	(0.27)	(0.33)

Net asset value at end of period	$23.66		$23.32	$23.67	$25.22	$25.58	$25.06

Total return (b)	2.51	%(c)	(0.30%)	(5.57%)	(0.80%)	3.17%	2.97%

Net assets at end of period (000’s)	$133,710		$142,595	$149,466	$148,120	$153,568	$143,828

Ratio of total expenses to average net assets (d)	0.96	%(e)	0.93%	0.90%	0.91%	0.93%	0.93%
Ratio of net expenses to average net assets (a)(d)(f)(g)	0.83	%(e)	0.83%	0.83%	0.83%	0.83%	0.71%
Ratio of net investment income to average net assets (a)(d)(f)(g)	1.99	%(e)	1.19%	0.55%	0.67%	1.06%	1.32%
Portfolio turnover rate	0	%(c)	0%	39%	37%	33%	20%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends and distributions by the underlying investment companies in which the Fund invests.

AAMA Income Fund
Financial Highlights (Continued)

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and/or administrator had not reduced fees.

(c)	Not annualized.
(d)	The ratios of income and expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.
(e)	Annualized.
(f)	Ratio was determined after fee reductions.
(g)

The impact of the voluntary fee waiver by the Adviser and/or administrator for the period ended December 31, 2023 and the years ended June 30, 2023, 2022, 2021, 2020, and 2019 was 0.13%(e), 0.10%, 0.07%, 0.08%, 0.10% and 0.22%, respectively.

See accompanying notes to financial statements.

AAMA Funds
Notes to Financial Statements
December 31, 2023 (Unaudited)

1. Organization

AAMA Equity Fund and AAMA Income Fund (individually, a “Fund,” and, collectively, the “Funds” or “AAMA Funds”) are each a separate series of Asset Management Fund (the “Trust”), a professionally managed, diversified, open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is organized as a Delaware statutory trust operating under a Second Amended and Restated Declaration of Trust dated November 27, 2018. Other series of the Trust are not included in this report. The inception date of the Funds was June 30, 2017. The Funds commenced operations on July 3, 2017, when they began to execute their investment objectives, which included purchasing investments.

AAMA Equity Fund’s investment objective is long-term capital appreciation.

AAMA Income Fund’s investment objective is current income with a secondary objective of preservation of capital.

2. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update — Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed with the SEC on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Securities valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize

AAMA Funds
Notes to Financial Statements (Continued)

the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Listed securities, including common stocks and exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the closing prices on the primary exchange where the securities are normally traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments in other investment companies, except ETFs, are valued at their reported net asset value (“NAV”). In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are typically valued on the basis of valuations provided by independent pricing services approved by Advanced Asset Management Advisors, Inc. (the “Adviser”), the Valuation Designee, that determine valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost if it is determined that amortized cost approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price has become stale, or an event occurs that materially affects the furnished price) are valued by the Valuation Designee. In these cases, the Valuation Designee determines in good faith, subject to procedures approved by the Board of Trustees (the “Board”), the fair value of such securities (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: type of security, nature and duration of any restrictions on disposition of the security, forces that influence the market in which the security is purchased or sold, existence of merger proposals or tender offers, expectation of additional news about the company and volume and depth of public trading in similar securities of the issuer or

AAMA Funds
Notes to Financial Statements (Continued)

similar companies. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities will be classified as Level 2 or Level 3 in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of December 31, 2023, by security type:

AAMA Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$273,181,451	$—	$—	$273,181,451
Exchange-Traded Funds	114,668,196	—	—	114,668,196
Money Market Funds	22,943,173	—	—	22,943,173
Total	$410,792,820	$—	$—	$410,792,820

AAMA Income Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$13,119,880	$—	$—	$13,119,880
Municipal Bonds	—	1,238,526	—	1,238,526
U.S. Government Agencies	—	39,962,004	—	39,962,004
U.S. Treasury Obligations	—	33,678,649	—	33,678,649
Money Market Funds	45,374,731	—	—	45,374,731
Total	$58,494,611	$74,879,179	$—	$133,373,790

Refer to each Fund’s Schedule of Portfolio Investments for a listing of the securities by security type and industry type. The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended December 31, 2023.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

AAMA Funds
Notes to Financial Statements (Continued)

Investment income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Discounts and premiums on fixed income securities are amortized using the interest method. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the AAMA Equity Fund. Dividends arising from net investment income are declared and paid monthly to shareholders of the AAMA Income Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term capital gains.

Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the six-month period ended December 31, 2023 and the twelve-month period ended June 30, 2023 was as follows:

	Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
AAMA Equity Fund	12/31/2023	$3,746,178	$—	$3,746,178
	6/30/2023	$2,589,794	$14,971,723	$17,561,517
AAMA Income Fund	12/31/2023	$1,403,871	$—	$1,403,871
	6/30/2023	$1,738,802	$—	$1,738,802

Investment transactions — Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Expenses — Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent

AAMA Funds
Notes to Financial Statements (Continued)

assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of accumulated earnings as of December 31, 2023 was as follows:

	AAMA Equity Fund	AAMA Income Fund
Tax cost of investments	$234,701,303	$140,372,089
Gross unrealized appreciation	$180,585,837	$—
Gross unrealized depreciation	(4,494,320)	(6,998,299)
Net unrealized appreciation (depreciation)	176,091,517	(6,998,299)
Other gains (losses)	11,489,015	(728,649)
Capital loss carryforwards	—	(875,970)
Accumulated ordinary loss	(822)	(24,005)
Accumulated earnings (deficit)	$187,579,710	$(8,626,923)

As of June 30, 2023, AAMA Income Fund had short-term capital loss carryforwards of $621,176 and long-term capital loss carryforwards of $254,794 for income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal. The Funds

AAMA Funds
Notes to Financial Statements (Continued)

recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended December 31, 2023, the Funds did not incur any interest or penalties.

3. Investment Transactions

Investment transactions, other than short-term investments, were as follows for the six months ended December 31, 2023:

Non-U.S. Government	AAMA Equity Fund	AAMA Income Fund
Purchase of investment securities	$—	$—
Proceeds from sales and maturities of investment securities	$21,847,071	$9,567,632

U.S. Government (long-term)	AAMA Equity Fund	AAMA Income Fund
Purchase of U.S. government securities	$—	$—
Proceeds from sales and maturities of U.S. government securities	$—	$16,575,000

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser under the terms of an Investment Advisory Agreement. AAMA Equity Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets. AAMA Income Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets.

During the six months ended December 31, 2023, the Adviser voluntarily waived its management fees in the amount of $89,463 for AAMA Income Fund. These voluntary waivers are not eligible for recovery by the Adviser in future periods.

During the six months ended December 31, 2023, there were no expense cap limitations in place for the Funds.

BUSINESS MANAGER AND ADMINISTRATOR

Foreside Management Services, LLC (“Foreside”), d/b/a ACA Group, serves as the Trust’s business manager and administrator. Pursuant to the terms of a Management and Administration Agreement (the “Agreement”) between the Trust, on behalf of the Funds, and Foreside, Foreside performs and coordinates

AAMA Funds
Notes to Financial Statements (Continued)

all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; making employees available to serve as officers of the Trust, including but not limited to, President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust’s compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial reports and filing them with the U.S. Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations.

Pursuant to the Agreement, the Funds pay Foreside an annual fee of $210,000 plus 0.02% of average daily net assets, subject, however, to a minimum fee of $300,000.

OTHER SERVICE PROVIDER

Ultimus Fund Solutions, LLC (“Ultimus”) serves as the transfer agent, fund accountant and financial administrator for the Funds. The transfer agent services provided by Ultimus to the Funds include, but are not limited to (i) processing shareholder purchase and redemption requests; (ii) processing dividend payments; and (iii) maintaining shareholder account records. The administrative and fund accounting services provided by Ultimus to the Funds include (i) computing each Fund’s NAV for purposes of the sale and redemption of its shares; (ii) computing the dividends payable by each Fund; (iii) preparing certain periodic reports and statements; and (iv) maintaining the general ledger and other accounting records for the Funds.

PRINCIPAL HOLDERS OF FUND SHARES

As of December 31, 2023, the following account holders owned of record 25% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNER	% Ownership
AAMA Equity Fund
Charles Schwab and Company Inc. (for the benefit of its clients)	72%
AAMA Income Fund
Charles Schwab and Company Inc. (for the benefit of its clients)	78%

AAMA Funds
Notes to Financial Statements (Continued)

A beneficial owner of 25% or more of each Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Investments in Other Investment Companies

The Funds may invest a significant portion of their assets in shares of one or more investment companies, including ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities and/or cash. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their fair value. There are certain risks associated with investments in ETFs. Disruptions to the creations and redemptions process through which authorized participants directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF’s underlying portfolio holdings, may result in the ETF’s shares trading at significantly above (at a premium to) or below (at a discount to) NAV, which may result in the Funds paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF’s underlying holdings. An ETF’s shares could also trade at a premium or discount to NAV when an ETF’s underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF’s underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF’s shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Fund’s holdings may not be able to be liquidated at the most optimal time, adversely affecting performance. There can be no assurance that an ETF’s investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities in the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of

AAMA Funds
Notes to Financial Statements (Continued)

any applicable exchanges on which the ETF is listed. As of December 31, 2023, AAMA Equity Fund and AAMA Income Fund had 28.0% and 9.8%, respectively, of the fair value of their net assets invested in ETFs.

Money Market Risk - The Funds may invest in money market funds. As of December 31, 2023, AAMA Equity Fund and AAMA Income Fund had 5.6% and 33.9%, respectively, of the value of its net assets invested in shares of First American U.S. Treasury Money Market Fund - Class Z (“FOZXX”), a money market fund registered under the 1940 Act. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. Government securities seek to preserve the value of the fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable net asset value money market mutual fund. The financial statements for FOZXX can be found at www.sec.gov.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. Trustee Compensation

The Independent Trustees are compensated for their services to the Trust by the Funds. Each Independent Trustee receives an annual retainer plus meeting fees (which vary depending on meeting type). Collectively, the Independent Trustees were paid $63,600 in fees during the six months ended December 31, 2023, for the entire Trust, which includes another fund not managed by Advanced Asset Management Advisors, Inc. The Funds paid Trustee compensation in the amount of $31,800 for the six months ended December 31, 2023. In addition, the Funds reimburse Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

8. Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “Commission”) adopted Rule 22e-4

AAMA Funds
Notes to Financial Statements (Continued)

under the 1940 Act (the “Rule”). This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, the establishment of a 15% limitation on illiquid investments and periodic reporting to the Board. Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID (now Form N-RN), which generally requires a fund to notify the Commission when certain liquidity-related events occur. The Adviser has established a Liquidity Risk Management Program Committee (“Committee”). The Committee is comprised of the Trust’s Chief Financial Officer and officers and employees of the Adviser. At the Board’s regular meeting on November 15, 2023, the Program Administrator provided a written report to the Board (the “Report”) on the operation, adequacy and effectiveness of the LRMP for the Funds for the period October 1, 2022 through September 30, 2023 (the “Reporting Period”). The Report included, among other things, a discussion of how the Adviser manages liquidity risks associated with the Funds’ investments by monitoring the liquidity and selection of portfolio investments during normal and reasonably foreseeable stressed conditions, short-term and long-term cash flow projections during normal and reasonably foreseeable stressed conditions and cash and cash equivalents, and by classifying every portfolio investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Funds’ investments, the Adviser utilizes a third-party provider of liquidity monitoring services. The Report stated that during the Reporting Period, each Fund invested 100% of its total net assets in highly liquid investments. Because each Fund consisted primarily of highly liquid investments, pursuant to the Rule, no highly liquid investment minimum was required to be established for the Funds. The Report concluded that the LRMP for the Funds has been appropriately designed and implemented and was effectively operating to assess and manage the Funds’ liquidity risk during the Reporting Period.

9. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

AAMA Funds
About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2023 through December 31, 2023).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

AAMA Funds
About Your Funds’ Expenses (Unaudited)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectuses.

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Net Expense Ratio(a)	Expenses Paid During Period(b)
AAMA Equity Fund
Based on Actual Fund Return	$1,000.00	$1,057.00	1.14%	$5.91
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.46	1.14%	$5.80

AAMA Income Fund
Based on Actual Fund Return	$1,000.00	$1,025.10	0.83%	$4.24
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.02	0.83%	$4.23

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AAMA Funds
Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-701-9502, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-701-9502, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available upon request, by calling 1-800-701-9502. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov and the Funds’ website at www.aamafunds.com.

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Investment Advisor
Advanced Asset Management Advisors, Inc.
4995 Bradenton Avenue, Suite 210
Dublin, Ohio 43017

Business Manager and Administrator
Foreside Management Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Financial Administrator and Transfer and Dividend Agent
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Legal Counsel
Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

Custodian
U.S. Bank, N.A.
1555 N. Rivercenter Drive, MK-WI-S302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, WI 53202

SEMI-ANNUAL REPORT
December 31, 2023

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.4%
Automobiles & Components	1.1%
BorgWarner, Inc.		15,000	$537,750
Banks	0.5%
Citigroup, Inc.		4,800	246,912
Capital Goods	3.5%
Cummins, Inc.		6,150	1,473,355
Stanley Black & Decker, Inc.		2,500	245,250
			1,718,605
Consumer Durables & Apparel	0.2%
NIKE, Inc., Class B		1,000	108,570
Consumer Services	0.6%
McDonald’s Corp.		1,000	296,510
Diversified Financials	1.6%
CME Group, Inc.		2,000	421,200
Goldman Sachs Group (The), Inc.		900	347,193
			768,393
Energy	4.4%
ConocoPhillips		7,000	812,490
EOG Resources, Inc.		10,800	1,306,260
			2,118,750
Food & Staples Retailing	4.1%
Costco Wholesale Corp.		3,050	2,013,244
Health Care Equipment & Services	8.7%
HCA Healthcare, Inc.		5,800	1,569,944
Humana, Inc.		1,500	686,715
McKesson Corp.		800	370,384
UnitedHealth Group, Inc.		3,092	1,627,845
			4,254,888
Household & Personal Products	2.1%
Procter & Gamble (The) Co.		6,900	1,011,126
Insurance	6.0%
Aflac, Inc.		13,500	1,113,750
Progressive (The) Corp.		11,500	1,831,720
			2,945,470
Materials	2.7%
Air Products and Chemicals, Inc.		650	177,970
Freeport-McMoRan, Inc.		10,000	425,700
LyondellBasell Industries N.V., Class A		6,000	570,480
Newmont Corp.		3,500	144,865
			1,319,015

See notes to financial statements.

1

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Media & Entertainment	7.6%
Alphabet, Inc., Class A(a)		14,000	$1,955,660
Comcast Corp., Class A		35,900	1,574,215
Fox Corp., Class A		5,000	148,350
			3,678,225
Pharmaceuticals, Biotech & Life Sciences	3.7%
AbbVie, Inc.		8,500	1,317,245
Bristol-Myers Squibb Co.		9,700	497,707
			1,814,952
Real Estate	2.3%
American Tower Corp.		2,000	431,760
Public Storage		1,500	457,500
Simon Property Group, Inc.		1,637	233,502
			1,122,762
Retailing	7.8%
Best Buy Co., Inc.		9,000	704,520
Home Depot (The), Inc.		4,200	1,455,510
Lowe’s Cos., Inc.		6,000	1,335,300
Target Corp.		2,000	284,840
			3,780,170
Semiconductors & Semiconductor Equipment	12.0%
Broadcom, Inc.		1,500	1,674,375
Intel Corp.		10,000	502,500
KLA Corp.		1,500	871,950
Microchip Technology, Inc.		20,800	1,875,744
NVIDIA Corp.		1,750	866,635
Texas Instruments, Inc.		400	68,184
			5,859,388
Software & Services	12.5%
Accenture PLC, Class A		5,000	1,754,550
Intuit, Inc.		1,000	625,030
Mastercard, Inc., Class A		4,200	1,791,342
Microsoft Corp.		5,050	1,899,002
			6,069,924
Technology Hardware & Equipment	7.3%
Apple, Inc.		10,000	1,925,300
Cisco Systems, Inc.		4,500	227,340
Garmin Ltd.		6,000	771,240
Motorola Solutions, Inc.		2,000	626,180
			3,550,060
Telecommunication Services	0.5%
Verizon Communications, Inc.		7,000	263,900

See notes to financial statements.

2

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Transportation	4.7%
CSX Corp.		48,000	$1,664,160
FedEx Corp.		2,400	607,128
			2,271,288
Utilities	1.5%
NextEra Energy, Inc.		11,700	710,658
TOTAL COMMON STOCKS
(Cost $27,931,483)			46,460,560

INVESTMENT COMPANIES	3.5%
Northern Institutional Treasury Portfolio, Premier Class, 5.22%*		1,712,517	1,712,517
TOTAL INVESTMENT COMPANIES
(Cost $1,712,517)			1,712,517
TOTAL INVESTMENTS
(Cost $ 29,644,000)	98.9%		$48,173,077
NET OTHER ASSETS (LIABILITIES)	1.1%		541,819
NET ASSETS	100.0%		$48,714,896

*	The rate presented is the 7-day effective yield in effect at December 31, 2023.

(a)	Non-income producing security.

See notes to financial statements.

3

STATEMENT OF ASSETS & LIABILITIES

December 31, 2023 (Unaudited)

Large Cap Equity Fund
Assets:
Investments, at cost	$29,644,000
Investments, at value	48,173,077
Receivable for dividends and interest	83,827
Receivable for capital shares sold	6
Other receivable	13,722
Cash	586,579
Total Assets	48,857,211
Liabilities:
Investment advisory fees payable	22,571
Distribution fees payable	8,545
Capital shares redeemed payable	59,712
Other fees payable	41,022
Administration fees payable (see Note B)	10,465
Total Liabilities	142,315
Net Assets	$48,714,896
Class AMF
Net assets	$40,498,370
Shares of common stock outstanding	4,025,435
Net asset value per share	$10.06
Class H
Net assets	$8,216,526
Shares of common stock outstanding	822,946
Net asset value per share	$9.98
Net Assets
Paid in capital	$29,074,460
Distributable earnings	19,640,436
Net assets	$48,714,896

See notes to financial statements.

4

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2023 (Unaudited)

Large Cap Equity Fund
INVESTMENT INCOME:
Dividend income	$533,364
Total investment income	533,364
Operating expenses:
Investment advisory	153,848
Accounting	52,071
Administration (see Note B)	62,695
Distribution — Class AMF Shares	49,072
Professional	36,452
Registration (includes blue sky fees)	18,952
Insurance	13,050
Trustee	32,238
Printing	5,516
Other expenses	2,314
Total expenses before reductions	426,208
Expenses reduced by Investment Adviser	(23,669)
Net expenses	402,539
Net investment income	130,825
REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions	2,491,052
Change in unrealized appreciation on investments	897,326
Net realized and unrealized gains from investment activities	3,388,378
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,519,203

See notes to financial statements.

5

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Large Cap Equity Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$130,825	$253,806
Net realized gains from investment transactions	2,491,052	3,463,828
Change in unrealized appreciation on investments	897,326	4,554,465
Change in net assets resulting from operations	3,519,203	8,272,099
Distributions paid to shareholders
Class AMF Shareholders	(3,429,665)	(3,237,395)
Class H Shareholders	(700,993)	(715,099)
Total distributions paid to shareholders	(4,130,658)	(3,952,494)
Capital Transactions:
Class AMF Shares:
Proceeds from sale of shares	250,935	152,861
Value of shares issued to shareholders in reinvestment of dividends	3,060,902	2,730,907
Cost of shares redeemed	(1,308,257)	(3,054,518)
Class H Shares:
Proceeds from sale of shares	753,265	894,407
Value of shares issued to shareholders in reinvestment of dividends	1,811	1,011
Cost of shares redeemed	(919,540)	(690,900)
Change in net assets from capital transactions	1,839,116	33,768
Change in net assets	1,227,661	4,353,373
Net Assets:
Beginning of period	47,487,235	43,133,862
End of period	$48,714,896	$47,487,235

See notes to financial statements.

6

LARGE CAP EQUITY FUND — CLASS AMF SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	Six Months Ended December 31,		Year Ended June 30,
	2023 (Unaudited)		2023		2022		2021		2020		2019
Net asset value, beginning of period	$10.19		$9.30		$10.33		$7.91		$7.96		$8.39
Income (loss) from investment operations:
Net investment income	0.03		0.05		0.04		0.04		0.05		0.05
Net realized and unrealized gains (losses) from investments	0.76		1.71		(0.45)		2.72		0.32		0.45
Total from investment operations	0.79		1.76		(0.41)		2.76		0.37		0.50
Less distributions:
From net investment income	(0.04)		(0.05)		(0.04)		(0.04)		(0.05)		(0.05)
From net realized gains	(0.88)		(0.82)		(0.58)		(0.30)		(0.37)		(0.88)
Total distributions	(0.92)		(0.87)		(0.62)		(0.34)		(0.42)		(0.93)
Change in net asset value	(0.13)		0.89		(1.03)		2.42		(0.05)		(0.43)
Net asset value, end of period	$10.06		$10.19		$9.30		$10.33		$7.91		$7.96
Total return	7.71	%(1)	20.16%		(5.06)%		35.61%		4.41%		7.68%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$40,498		$39,003		$35,608		$40,977		$32,305		$34,453
Ratio of net expenses to average net assets	1.74	%(2)	1.69%		1.61%		1.75%		2.01%		1.77%
Ratio of net investment income to average net assets	0.51	%(2)	0.52%		0.34%		0.42%		0.55%		0.63%
Ratio of gross expenses to average net assets(3)	1.84	%(2)	1.79	%(4)	1.71	%(4)	1.85	%(4)	2.11	%(4)	1.89	%(3)
Portfolio turnover rate	5	%(1)	8%		5%		17%		33%		26%

(1)	Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	During the periods shown, certain fees were contractually and voluntarily reduced. If such contractual and voluntary fee reductions had not occurred, the ratios would have been as indicated.

(4)	The impact of the voluntary waivers for the years ended June 30, 2020, 2021, 2022 and 2023 were 0.10%.

See notes to financial statements.

7

LARGE CAP EQUITY FUND — CLASS H SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	Six Months Ended December 31,		Year Ended June 30,
	2023 (Unaudited)		2023		2022		2021		2020		2019
Net asset value, beginning of period	$10.12		$9.24		$10.27		$7.87		$7.93		$8.36
Income (loss) from investment operations:
Net investment income	0.04		0.08		0.07		0.06		0.05		0.07
Net realized and unrealized gains (losses) from investments	0.75		1.70		(0.46)		2.70		0.33		0.45
Total from investment operations	0.79		1.78		(0.39)		2.76		0.38		0.52
Less distributions:
From net investment income	(0.05)		(0.08)		(0.06)		(0.06)		(0.07)		(0.07)
From net realized gains	(0.88)		(0.82)		(0.58)		(0.30)		(0.37)		(0.88)
Total distributions	(0.93)		(0.90)		(0.64)		(0.36)		(0.44)		(0.95)
Change in net asset value	(0.14)		0.88		(1.03)		2.40		(0.06)		(0.43)
Net asset value, end of period	$9.98		$10.12		$9.24		$10.27		$7.87		$7.93
Total return	7.91	%(1)	20.48%		(4.86)%		35.86%		4.56%		7.93%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$8,217		$8,484		$7,526		$8,943		$6,793		$6,887
Ratio of net expenses to average net assets	1.49	%(2)	1.44%		1.36%		1.50%		1.76%		1.56%
Ratio of net investment income to average net assets	0.75	%(2)	0.77%		0.58%		0.67%		0.80%		0.85	%(3)
Ratio of gross expenses to average net assets(3)	1.59	%(2)	1.54	%(4)	1.46	%(4)	1.60	%(4)	1.86	%(4)	1.64	%(3)
Portfolio turnover rate	5	%(1)	8%		5%		17%		33%		26%

(1)	Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	During the periods shown, certain fees were contractually and voluntarily reduced. If such contractual and voluntary fee reductions had not occurred, the ratios would have been as indicated.

(4)	The impact of the voluntary waivers for the years ended June 30, 2020, 2021, 2022 and 2023 were 0.10%.

See notes to financial statements.

8

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of December 31, 2023, the Trust is authorized to issue an unlimited number of shares, at no par value, of the Large Cap Equity Fund series (referred to as the “Fund”). Other series of the Trust are not included in this report.

The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividend rates than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the-Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities, if any, may be valued using amortized cost. Generally, amortized cost approximates the fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The prices for equity securities are generally provided by an independent third party pricing service approved by the Austin Atlantic Asset Management Company, as the Valuation Designee, as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value (“NAV”) as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Fund’s debt and other fixed income securities, if any, are generally valued at an evaluated bid price provided by an independent pricing source. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. If a pricing service is unable to provide valuations for a particular security or securities, or the Valuation Designee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Valuation Designee to fair value the security or securities.

In December 2021, the U.S. Securities and Exchange Commission adopted Rule 2a-5 under the 1940 Act, which provides a new framework for fund valuation. The Board has approved procedures consistent with the new Rule, which was effective September 8, 2022. Within the fair value pricing methodology implemented by the Valuation

9

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2023 (Unaudited)

Designee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Fund can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Large Cap Equity Fund
Assets:
Common Stocks	$46,460,560	$—	$—	$46,460,560
Investment Companies	1,712,517	—	—	1,712,517
Total Investments	$48,173,077	$—	$—	$48,173,077

As of December 31, 2023, there were no Level 3 securities held by the Fund. There were no transfers to or from Level 3 as of December 31, 2023, based on levels assigned to securities as of December 31, 2023.

10

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2023 (Unaudited)

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared and paid at least quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

The distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

No provision is made for Federal income taxes as it is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

For all open tax years and all major taxing jurisdictions, the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends as well as the most recent fiscal year end which has yet to be filed). Furthermore, the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires the Trust to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

EXPENSE ALLOCATION

Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Certain expenses that arise in connection with a class of shares are charged to that class of shares.

OTHER

Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized using the effective interest method and based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

The Fund’s net asset values per share may fluctuate daily. The net asset value per share is determined by dividing the value of all securities and all other assets, less liabilities, by the number of shares outstanding. The value per share is rounded to the nearest whole cent ($0.01).

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Trust expects the risk of loss to be remote.

REGULATORY UPDATE

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) - Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund

B. Fees and transactions with affiliates were as follows:

FEES AND TRANSACTIONS WITH AFFILIATES

Austin Atlantic Asset Management Company (“AAAMCO”) serves as investment adviser (the “Adviser”). The Adviser is a wholly-owned subsidiary of Austin Atlantic Inc. (“AAI”). AAI is controlled by Rodger D. Shay, Jr., President of Austin Atlantic Capital Inc. (“AACI”), also a wholly-owned subsidiary of AAI.

11

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2023 (Unaudited)

As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of the Fund.

The investment advisory fee rate for the Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million. The Adviser voluntarily waived a portion of its fee in an amount of 0.10% so that the Fund paid 0.55% of average daily net assets for the six months ended December 31, 2023, which cannot be recouped.

The Adviser has retained System Two Advisors, L.P. (“S2”) to perform the daily investment of the assets of the Fund under the terms of a Sub-Advisory Agreement. The Adviser (not the Fund) pays the S2 a fee for these services.

AACI serves the Trust as distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary of AAI.

As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of the Fund.

The distribution fee rate for the Fund Class AMF Shares is 0.25% of average daily net assets. The Class H Shares do not have a distribution fee.

There were no brokerage commissions paid to the Distributor during the six months ended December 31, 2023.

BUSINESS MANAGER AND ADMINISTRATOR

The Trust has a Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”), who serves as business manager and administrator for the Trust on behalf of the Fund. Pursuant to the terms of the Agreement, Foreside performs and coordinates all management and administration services for the Fund either directly or through working with the Fund’s service providers. Services provided under the Agreements by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Fund; making employees available to serve officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations. Pursuant to the Agreement, the Fund pays Foreside an annual fee of $120,000 plus 0.01% of average daily net assets of the Fund, subject to an aggregate minimum annual fee of $125,000.

C. Transactions in shares of the Fund for the six months ended December 31, 2023 and the year ended June 30, 2023 were as follows:

	Large Cap Equity Fund
	Six Months Ended December 31, 2023	Year ended June 30, 2023
Shares Transactions Class AMF:
Sale of shares	23,944	16,108
Shares issued to shareholders in reinvestment of dividends	303,661	300,794
Shares redeemed	(128,771)	(318,448)
Net increase (decrease)	198,834	(1,546)
Shares outstanding
Beginning of Year/Period	3,826,601	3,828,147
End of period	4,025,435	3,826,601

Shares Transactions Class H:
Sale of shares	75,212	97,269
Shares issued to shareholders in reinvestment of dividends	181	113
Shares redeemed	(90,622)	(73,448)
Net increase (decrease)	(15,229)	23,934
Shares outstanding
Beginning of Year/Period	838,175	814,241
End of period	822,946	838,175

12

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2023 (Unaudited)

D. For the six months ended December 31, 2023, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

Large Cap Equity Fund
Purchases	$2,118,822
Sales	5,193,547

E. LIQUIDITY RISK MANAGEMENT PROGRAM

To promote effective liquidity risk management throughout the fund industry regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “Commission”) adopted Rule (the “Rule”). This Rule requires every registered open-end management company to establish a liquidity risk management program among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, the establishment on illiquid investments and periodic reporting to the Board. Additionally, the Commission adopted Rule 30b1-10 and Form N which generally requires a fund to notify the Commission when certain liquidity-related events occur. The Adviser has established Management Program Committee (the “Committee”). The Committee is comprised of the Trust’s Chief Financial Officer and officers Adviser and Sub-Adviser. At the Board’s regular meeting on November 15, 2023, the Program Administrator provided a written report to the Board (the “Report”) on the operation, adequacy the LRMP for the Fund for the period October 1, 2022 through September 30, 2023 (the “Reporting Period”). The Report a discussion of how the Adviser manages liquidity risks associated with the Fund’s investments by monitoring the liquidity and investments during normal and reasonably foreseeable stressed conditions, short-term and long-term cash flow projections reasonably foreseeable stressed conditions and cash and cash equivalents, and by classifying every portfolio investment as liquid, less liquid, or illiquid on at least a monthly basis. The Report stated that during the Reporting Period, the Fund invested 100% of its investments. Because the Fund consisted primarily of highly liquid investments, pursuant to the Rule, no highly liquid investment be established for the Fund. The Report concluded that the LRMP for the Fund has been appropriately designed and implemented operating to assess and manage the Fund’s liquidity risk during the Reporting Period.

F. FEDERAL INCOME TAX INFORMATION:

The tax characteristics of distributions paid to shareholders during the fiscal years ended June 30, 2023 and 2022 for the Large Cap Equity Fund were as follows:

	Distributions paid from Ordinary Income	Net Long Term Gains		Total Taxable Distributions	Total Distributions Paid
2023
Large Cap Equity Fund	$254,273	$3,698,221	*	$3,952,494	$3,952,494
2022
Large Cap Equity Fund	193,213	2,711,795	*	2,905,008	2,905,008

*	In addition to the long-term capital gain distributions, during 2023 the Fund utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of long-term capital gains of $82,674.

At December 31, 2023, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$29,644,000	$19,226,865	$(697,788)	$18,529,077

13

NOTES TO FINANCIAL STATEMENTS (concluded)

December 31, 2023 (Unaudited)

As of June 30, 2023, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
Large Cap Equity Fund	$—	$2,620,140	$2,620,140	$—	$—	$17,631,751	$20,251,891

The tax character of current year distributions paid and the tax basis of the current components of distributable earnings/(accumulated deficit) and any net capital loss carryforwards will be determined at end of the current tax year. As of December 31, 2023, there were no differences in book and tax basis unrealized appreciation/(depreciation).

The Fund’s ability to utilize capital loss carry-forwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforwards at June 30, 2023.

Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. To the extent these differences are permanent, adjustments are made to the appropriate components of net assets in the period that these differences arise.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Fund may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to tax equalization, expiration of capital loss carry-forwards and changes in tax characterization. These reclassifications have no impact on the total net assets or the net asset value per share of the Fund. At June 30, 2023 the following reclassifications were recorded:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid in Capital
Large Cap Equity Fund	$(82,674)	$82,674

G. TRUSTEE COMPENSATION

Each Independent Trustee receives an annual retainer plus meeting fees (which vary depending on meeting type). Collectively, the Independent Trustees were paid $63,600 in fees during the semi-annual period ended December 31, 2023, for the entire Trust, which include other funds not managed by AAAMCO. The Fund paid Trustee compensation in the amount of $31,800. In addition, the Fund reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

H. SUBSEQUENT EVENTS

Effective as of February 28, 2024, Austin Atlantic Asset Management Co. (“Austin Atlantic”) will no longer serve as investment adviser to the Fund and System Two Advisors L.P. (“S2”), the Fund’s former investment sub-adviser, will serve as investment adviser to the Fund pursuant to an Interim Investment Advisory Agreement (the “Interim Agreement”) for a period of up to 150 days while the Fund seeks to obtain shareholder approval of a new Investment Advisory Agreement with S2 (the “S2 Agreement”). The S2 Agreement will be submitted to the shareholders of the Fund for approval at a special meeting of shareholders of the Fund that is expected to be held in the second quarter of 2024. There can be no assurance that the shareholders of the Fund will vote to approve the S2 Agreement. The investment advisory fee schedule remains unchanged and S2 has agreed to continue the voluntary fee waiver of 0.10% to reduce investment advisory fees to 0.55%.

14

ADDITIONAL INFORMATION

December 31, 2023 (Unaudited)

A. SECURITY ALLOCATION

LARGE CAP EQUITY FUND

Security Allocation	Percentage of Net Assets
Assets:
Common stocks	95.4%
Investment companies	3.5
Total	98.9%

B. EXPENSE COMPARISON:

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 through December 31, 2023.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period*,*** 7/1/23 - 12/31/23	Expense Ratio During Period** 7/1/23 - 12/31/23
Large Cap Equity Fund - Class AMF	$1,000.00	$1,077.10	$9.11	1.74%
Large Cap Equity Fund - Class H	1,000.00	1,079.10	7.81	1.49%

*

Expenses are equal to the Fund’s annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half fiscal year (184) divided by the number of days in the current year (365).

**	Annualized.

***

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

15

ADDITIONAL INFORMATION (concluded)

December 31, 2023 (Unaudited)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period*,*** 7/1/23 - 12/31/23	Expense Ratio During Period** 7/1/23 - 12/31/23
Large Cap Equity Fund - Class AMF	$1,000.00	$1,016.43	$8.84	1.74%
Large Cap Equity Fund - Class H	1,000.00	1,017.69	7.58	1.49%

*

Expenses are equal to the Fund’s annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half fiscal year (184) divided by the number of days in the current year (365).

**	Annualized

***

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

OTHER INFORMATION:

S2 is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that the S2 uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge by calling toll free 1-800-247-9780 or on the Securities and Exchange Commission’s website at www.sec.gov.

A complete schedule of the Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission as an exhibit to its report on Form N-PORT and is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-247-9780.

16

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DISTRIBUTOR

Austin Atlantic Capital Inc.
1 Alhambra Plaza, Suite 100
Coral Gables, FL 33134

ADVISER

Austin Atlantic Asset Management Company
1 Alhambra Plaza, Suite 100
Coral Gables, FL 33134

SUB-ADVISER FOR LARGE CAP EQUITY FUND

System Two Advisors, L.P.
47 Maple Street, Suite 303A
Summit, NJ 07901

FINANCIAL ADMINISTRATION AND TRANSFER AND DIVIDEND AGENT

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60601

LEGAL COUNSEL

Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN

Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

BUSINESS MANAGER AND ADMINISTRATOR

Foreside Management Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

AMF SEMI 1223

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

(a)        The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)        Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)      The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for semi-annual reporting period.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification required by Item 12(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Asset Management Fund

By (Signature and Title)

/s/ Troy Statczar
Troy Statczar
Treasurer

Date: March 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ David Bunstine
David Bunstine
President

Date: March 6, 2024

By (Signature and Title)

/s/ Troy Statczar
Troy Statczar
Treasurer

Date: March 6, 2024